RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Interest expense and other financing costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Interest and amortized issuance costs and modification losses relating to debentures and term loans	$ 38,428	$ 32,632
Early redemption premium relating to 2021 Debentures (note 7(a))	3,963	0
Amortization of deferred financing costs and other interest expense and accretion charges	3,870	2,229
Interest expense related to lease obligations	1,572	1,595
Interest expense and other finance costs	47,833	36,456
Less: Capitalized interest	(607)	(617)
Interest expense and other finance costs	$ 47,226	$ 35,839